Provision for Legal Proceedings (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provision for Legal Proceedings [Line Items]
Provisioned, amount	R$ 26	R$ 50
Provision for lawsuits	26	32
Total updating amount	1,097	1,494
Tax assessments, amount	1,025	917
Tax Claims [Member]
Provision for Legal Proceedings [Line Items]
Provisioned, amount	4	3
Labor Claims [Member]
Provision for Legal Proceedings [Line Items]
Provisioned, amount	7	27
Civil Claims [Member]
Provision for Legal Proceedings [Line Items]
Provisioned, amount	15	20
Provision for lawsuits	7	6
Total civil, regulatory and property	33	38
Total contingent liabilities	1	96
Tax Claims [Member]
Provision for Legal Proceedings [Line Items]
Provisioned, amount	16	62
Total contingent liabilities	1,096	1,398
Social Security and Labor [Member]
Provision for Legal Proceedings [Line Items]
Provision of labor claims	174	163
Uncertainty Over IRPJ and CSLL Treatments [Member]
Provision for Legal Proceedings [Line Items]
Provisioned, amount	R$ 293	R$ 337
Possible Contingent Liabilities [Member]
Provision for Legal Proceedings [Line Items]
Cost of guarantees percentage	0.17%	0.17%